Principal activities and organization (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets	$ 13,147,391		¥ 66,493,172		¥ 85,166,169
Total liabilities	8,411,454		28,995,105		54,487,721
Total net revenues	27,985,883	¥ 181,286,955	115,002,317	¥ 69,339,812
Net loss	(1,447,715)	(9,378,016)	(4,996,358)	(49,899)
Net cash provided by/(used in) operating activities	(279,655)	(1,811,551)	1,015,016	3,569,819
Net cash used in investing activities	(352,381)	(2,282,652)	(13,203,248)	(2,671,052)
Net cash provided by financing activities	725,598	4,700,273	18,392,028	2,795,184
Net increase in cash and cash equivalents	146,535	949,217	6,102,312	3,635,045
Cash and cash equivalents at beginning of year	2,611,171	16,914,651	10,812,339	7,177,294
Cash and cash equivalents at end of year	2,757,706	17,863,868	16,914,651	10,812,339
Common Stock, Value, Issued	55		358		358
Shareholders' deficit	$ (2,885,379)		(9,272,343)		(18,690,910)
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets			3,784,170		12,369,251
Total liabilities			4,180,518		12,705,021
Total net revenues		4,637,086	3,431,134	2,023,143
Net loss		(293,862)	(41,228)	(206,144)
Net cash provided by/(used in) operating activities		1,394,182	1,450,744	(144,315)
Net cash used in investing activities		(169,549)	(494,633)	(22,659)
Net cash provided by financing activities		610,194	438,891	262,270
Net increase in cash and cash equivalents		1,834,827	1,395,002	95,296
Cash and cash equivalents at beginning of year		1,728,380	333,378	238,082
Cash and cash equivalents at end of year		3,563,207	1,728,380	¥ 333,378
Asset in the Group's VIEs and VIEs' subsidiaries that can be used only to settle their obligations except for registered capitals					0
Common Stock, Value, Issued					304,320
Shareholders' deficit			¥ 396,348		¥ 335,770
Jingdong 360 | Jingdong Century | Minimum
VIEs and VIEs' subsidiaries
License fee per year		¥ 10
Jingdong 360 | Jingdong Century and Shanghai Shengdayuan
VIEs and VIEs' subsidiaries
Percentage of service fee	105.00%	105.00%
Jingdong 360 | Jingdong Century and Shanghai Shengdayuan | Maximum
VIEs and VIEs' subsidiaries
Service fee per quarter		¥ 20